Accounts payable	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Accounts payable

18. ACCOUNTS PAYABLE

	2017		2016				2015
	Noncurrent	Current	Noncurrent		Current		Noncurrent	Current
Trade and related parties (1)	168	44,655	2,145	(2)	40,667	(2)	204	38,704
Advances to customers	1,470	1,325	—		—		—	—
Guarantee deposits	17	441	13		482		8	467
Payables with partners of JO	—	122	—		9		—	78
Miscellaneous	—	828	29		437		73	317

	1,655	47,371	2,187		41,595		285	39,566

(1)	For more information about related parties, see Note 31.
(2)	Includes debt with Petrobras Energía Argentina S.A. See Note 3.